     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 30, 2009

                                                             FILE NO. 333-101954

                                                                       811-04972

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

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                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 22                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 349                                                           /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-1941

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

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                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

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It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on July 30, 2009, pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , pursuant to paragraph (a)(1) of Rule 485
/ /    this post-effective amendment designates a new effective date for a
/ /    previously filed post-effective amendment.

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The Prospectus and Statement of Additional Information (including financial statements) are incorporated in Part A of this Post-Effective Amendment No. 22, by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (File No. 333-101954), as filed on April 29, 2009.

A supplement dated July 30, 2009 to the Prospectus is included in Part A of this Post-Effective Amendment. A supplement dated July 30, 2009 to the Statement of Additional Information is included in Part B of this Post-Effective Amendment.

                                     PART A

                SUPPLEMENT DATED JULY 30, 2009 TO THE PROSPECTUS

FUND ADDITION - HARTFORD GROWTH OPPORTUNITIES HLS FUND

The following information for Hartford Growth Opportunities HLS Fund is added alphabetically to Appendix A.III under the sub-heading for Hartford Series Fund II, Inc.:

                     INVESTMENT OBJECTIVE          INVESTMENT ADVISER/
FUNDING OPTION              SUMMARY                    SUB-ADVISER               CORE      ACCESS      EDGE       PLUS      OUTLOOK
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HARTFORD SERIES
FUND II, INC.
Hartford Growth     Capital appreciation     Hartford Investment Financial         X          X          X          X          X
 Opportunities HLS                           Services, LLC.
 Fund - Class IB                             Sub-Advised by Wellington
                                             Management Company, LLP

THE FOLLOWING LANGUAGE IS ADDED AS THE LAST SENTENCE OF THE INTRODUCTION TO THE ACCUMULATION UNIT VALUES TABLE:

There is no information for Hartford Growth Opportunities HLS Fund because as of December 31, 2008, the Sub-Account had not commenced operations.

REORGANIZATION - HARTFORD LARGECAP GROWTH HLS FUND INTO HARTFORD GROWTH OPPORTUNITIES HLS FUND

On or about September 15, 2009, shareholders will vote on the proposed reorganization of Hartford LargeCap Growth HLS Fund into Hartford Growth Opportunities HLS Fund. If the proposed reorganization is approved, all assets of the Hartford LargeCap Growth HLS Fund will be transferred into Hartford Growth Opportunities HLS Fund. Shareholders of the Hartford LargeCap Growth HLS Fund will receive shares of Hartford Growth Opportunities HLS Fund. If approved by the shareholders, the reorganization is scheduled to take place at the close of business on or about October 2, 2009.

Due to the reorganization, you will no longer be able to allocate new Premium Payments or make transfers to the Hartford LargeCap Growth HLS Fund Sub-Account, including program trades, on or after the close of business on October 1, 2009. As a result of the reorganization, if any of your Contract Value is currently invested in the Hartford LargeCap Growth HLS Fund Sub-Accounts, that Contract Value will be merged into the Hartford Growth Opportunities HLS Fund Sub-Account. If any portion of your future premium payments is allocated to the Hartford LargeCap Growth HLS Fund Sub-Account, you may redirect that allocation to another Sub-Account available under your Contract. Effective as of the close of business on or about October 2, 2009, any transaction that includes an allocation to the Hartford LargeCap Growth HLS Fund Sub-Account will automatically be allocated to the Hartford Growth Opportunities HLS Fund Sub-Account. Effective as of the close of business on or about October 2, 2009, unless you direct us otherwise, if you are enrolled in any DCA, DCA Plus, InvestEase(R), Asset Rebalancing Program or other administrative program that includes transfers of Contract Value or allocation to the Hartford LargeCap Growth HLS Fund Sub-Account, your enrollment will automatically be updated to reflect the Hartford Growth Opportunities HLS Fund Sub-Account.

In the event that the proposed reorganization is approved, effective as of the close of business on or about October 2, 2009, all references and information contained in the prospectus for your Contract related to the Hartford LargeCap Growth HLS Fund are deleted.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-7932

                                     PART B

                     SUPPLEMENT DATED JULY 30, 2009 TO THE
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2009

THE FOLLOWING LANGUAGE IS ADDED AS A SECOND PARAGRAPH UNDER THE SECTION ENTITLED "EXPERTS:"

With respect to the unaudited interim financial information for the periods ended June 30, 2009 and 2008 which is incorporated by reference herein, Deloitte & Touche LLP, an independent registered public accounting firm, have applied limited procedures in accordance with the standards of the Public Company Accounting Oversight Board (United States) for a review of such information. However, as stated in their report included in the Company's Quarterly Reports on Form 10-Q for the quarter ended June 30, 2009 and incorporated by reference herein, they did not audit and they do not express an opinion on that interim financial information. Accordingly, the degree of reliance on their report on such information should be restricted in light of the limited nature of the review procedures applied. Deloitte & Touche LLP are not subject to the liability provisions of Section 11 of the Securities Act of 1933 for their report on the unaudited interim financial information because that report is not a "report" or a "part" of the Registration Statement prepared or certified by an accountant within the meaning of Sections 7 and 11 of the Act.

THE FOLLOWING LANGUAGE IS ADDED AS THE LAST SENTENCE OF THE INTRODUCTION TO THE ACCUMULATION UNIT VALUES TABLE:

There is no information for Hartford Growth Opportunities HLS Fund because as of December 31, 2008, the Sub-Account had not commenced operations.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-7933

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life Insurance
              Company ("Hartford") authorizing the establishment of the Separate
              Account.(1)
       (2)    Not applicable.
       (3)    (a) Amended and Restated Principal Underwriter Agreement.(2)
       (3)    (b) Form of Dealer Agreement.(3)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract.(4)
       (5)    Form of Application.(4)
       (6)    (a) Articles of Incorporation of Hartford.(2)
       (6)    (b) Bylaws of Hartford.(2)
       (7)    Form of Reinsurance Agreement.(2)
       (8)    Form of Fund Participation Agreement.(5)
       (9)    Opinion and Consent of Richard J. Wirth, Assistant General
              Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   Letter regarding unaudited interim financial information.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

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(1) Incorporated by reference to Post-Effective Amendment No. 1, to the Registration Statement on Form N-4, File No. 333-70153, dated April 13, 1999.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement, File No. 333-148564, filed on February 9, 2009.

(3) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement on Form N-4, File No. 33-73570, dated April 1, 1996.

(4) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101950, filed on April 7, 2003.

(5) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement, File No. 333-119414, filed on April 9, 2007.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
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Ricardo Anzaldua                    Assistant Secretary, Senior Vice President
Robert Arena                        Executive Vice President
Lynn R. Banziruk                    Assistant Vice President
Richard E. Cady                     Assistant Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Henry Collie                        Assistant Actuary
Kevin M. Connor                     Executive Vice President
James Cubanski                      Assistant Secretary
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Peter Delehanty                     Senior Vice President
Joseph G. Eck                       Vice President
Jason S. Frain                      Actuary, Assistant Vice President
Jennifer J. Geisler                 Senior Vice President
Ronald R. Gendreau                  Executive Vice President
John N. Giamalis                    Senior Vice President, Treasurer
Christopher M. Grinnell             Assistant Vice President
Christopher J. Hanlon               Senior Vice President
Donald C. Hunt                      Secretary
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Edward Jaworski                     Assistant Vice President
Thomas D. Jones                     Vice President
Stephen T. Joyce                    Executive Vice President
Thomas P. Kalmbach                  Actuary, Vice President
Paula A. Knake                      Assistant Vice President
Michael Knipper                     Senior Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Lori A. LaForge                     Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Alice Longworth                     Assistant Vice President
Kenneth A. McCullum                 Actuary, Senior Vice President
Gregory McGreevey                   Chief Investment Officer, Executive Vice President, Director*
Ernest M. McNeill, Jr.              Chief Accounting Officer, Senior Vice President
William P. Meaney                   Senior Vice President
Jonathan L. Mercier                 Assistant Vice President
Vernon Meyer                        Senior Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Vice President
Harry S. Monti                      Senior Vice President
Brian Murphy                        Executive Vice President
Brian O'Connell                     Chief Information Officer, Vice President
Jamie Ohl                           Senior Vice President
John J. Pacheco, Jr.                Assistant Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Robert W. Reiff                     Senior Vice President
Sharon A. Ritchey                   Executive Vice President
Stephen A. Roche                    Vice President
Michael J. Roscoe                   Senior Vice President, Actuary
Richard Rubin                       Assistant Vice President

NAME                                                            POSITION WITH HARTFORD
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Scott R. Sanderson                  Vice President
Jerry K. Scheinfeldt                Assistant Vice President
Wade A. Seward                      Vice President
D. Keith Sloane                     Senior Vice President
Richard Smolinski                   Actuary, Assistant Vice President
Peter Smyth                         Executive Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Vice President
James E. Trimble                    Chief Actuary, Senior Vice President
Charles N. Vest                     Actuary, Vice President
Andrew J. Waggoner                  Vice President
John C. Walters                     Chief Executive Officer, President, Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, Connecticut 06115.

* Denotes election to Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement File No. 333-148564, filed on February 9, 2009.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of June 30, 2009, there were 97,687 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - DC Variable Account I

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                      POSITIONS AND OFFICES
NAME                                                     WITH UNDERWRITER
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Robert Arena(1)            Senior Vice President/ Business Line Principal and Director
Diana Benken(1)            Chief Financial Officer and Controller/FINOP
Christopher S. Conner(2)   AML Compliance Officer and Chief Compliance Officer
Kevin M. Connor(2)         Director
James Davey(1)             Executive Vice President and Director
Peter E. Delahanty(1)      Senior Vice President/IIP Marketing
John N. Giamalis(3)        Treasurer
Stephen T. Joyce(1)        Senior Vice President/Business Line Principal
Kenneth A. McCullum(1)     Senior Vice President
Vernon Meyer(1)            Senior Vice President
Jamie Ohl(1)               Senior Vice President/Business Line Principal
Mark A. Sides(4)           Chief Legal Officer and Secretary
Keith D. Sloane            Senior Vice President
Martin A. Swanson(1)       Vice President/Marketing
John C. Walters(1)         Chief Executive Officer and President and Director

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(1)  Address: 200 Hopmeadow Street, Simsbury, CT 06089

(2)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(3)  Address: One Hartford Plaza, Hartford, CT 06115

(4)  Address: 500 Bielenberg Dr., Woodbury, MN 55125

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 30th day of July, 2009.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT SEVEN
(Registrant)

By:       John C. Walters*                               *By:      /s/ Richard J. Wirth
          ---------------------------------------------            ---------------------------------------------
          John C. Walters,                                         Richard J. Wirth
          Chief Executive Officer, President                       Attorney-in-Fact
          and Chairman of the Board

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:       John C. Walters*
          ---------------------------------------------
          John C. Walters,
          Chief Executive Officer, President
          and Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Glenn D. Lammey, Chief Financial Officer, Executive Vice
 President, Director*
Gregory McGreevey, Executive Vice President and
 Chief Financial Officer, Director*
Ernest M. McNeill, Jr., Chief Accounting Officer,
 Senior Vice President*                                            *By:   /s/ Richard J. Wirth
                                                                          -----------------------------------
John C. Walters, Chief Executive Officer,                                 Richard J. Wirth
 President, Chairman of the Board, Director*                              Attorney-in-Fact
                                                                   Date:  July 30, 2009

333-101954

                                 EXHIBIT INDEX

      (9)  Opinion and Consent of Richard J. Wirth, Assistant General Counsel.
     (10)  Consent of Deloitte & Touche LLP.
     (11)  Letter regarding unaudited interim financial information.
     (99)  Copy of Power of Attorney.